SCHEDULE OF LONG TERM DEBT MATURITIES (Details)	Sep. 30, 2024 USD ($)
Debt Disclosure [Abstract]
October 1, 2024 – December 31, 2024	$ 34,607
2025	125,227
2026	125,227
2027	125,227
2028	125,227
2029	10,433
Total	$ 545,948